DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current [Abstract]
Other financial assets at fair value through profit or loss	$ 464,955,449	$ 473,717,157
Other Financial Assets at Fair Value [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	464,955,449	473,717,157
Corporate Bonds with Related Parties [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	20,471,497	21,739,106
Corporate Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	197,191,523	226,263,421
Public Debt Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	201,860,331	182,456,539
Equity Instruments [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	$ 45,432,098	$ 43,258,091